24 Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingencies Abstract
Contingencies
24	Contingencies

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. These claims are of a tax, labor and social security, civil and corporate nature. Proceedings assessed as having a probable chance of loss are provisioned for, as described in Note 3.2.3. Proceedings assessed as having a possible chance of loss are not provisioned for.

In addition, Braskem also is a plaintiff to several lawsuits. In these cases, the Company discloses the contingent asset when the receipt of economic benefits is probable. However, when the realization of the benefit is virtually certain, the related asset no longer constitutes a contingent asset, and as such amount is recognized.

Any changes in the court’s understanding of the position could cause future impacts on the financial statements of the Company due to such proceedings.

24.1	Claims with probable chance of loss and contingent liabilities arising from business combinations

		2020	2019
Labor claims	(a)	280,066	315,437

Tax claims	(b)
Normal operations
IR and CSL		57,662	22,284
PIS and COFINS	(i)	226,742	196,356
ICMS		14,104	70,645
Other tax claims		19,759	18,475
		318,267	307,760

Business Combination
IR and CSL		3,680	3,581
PIS and COFINS	(ii)	65,041	63,291
ICMS - interstate purchases	(iii)	305,747	297,456
		374,468	364,328

Corporate claims	(c)	126,057	118,485

Civil claims and other		52,229	45,514

		1,151,087	1,151,524

(a)	Labor claims

The provision on December 31, 2020 is related to 529 labor claims, including occupational health and security cases (604 in 2019). The Management of Braskem, based on its assessment and of its external legal advisors, estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b)	Tax claims

On December 31, 2020, the main claims are the following:

(i)	Non-cumulative PIS and COFINS

The Company is charged amounts arising from compensation of Non-Cumulative PIS and COFINS tax credits in the years from 2005 to 2010 and from 2012 to 2016 that were not approved by the Federal Revenue Service of Brazil ("RFB"), mainly related to the following topics:

·	Offsetting Statements (“DCOMPs”), with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions (“DACONs”);

·	freight expenses: not associated with sales operations and/or operations without proven association and contracted in the country, but concerning imported products;

·	credits arising from the acquisition of property, plant and equipment mostly related to acquired companies, whose documentation was not found;

·	taxation of taxable revenues incorrectly classified as tax exempt, subject to zero tax rate or not taxed.

On December 31, 2020, the balance of this provision was R$197,707 (R$193,139 in 2019).

The Management of Braskem, based on its assessment and of its external legal advisors and considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), estimates that the administrative procedures will be concluded in 2025.

(ii)	PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many legal and administrative claims, such as:

·	Insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9.718/98;

·	Offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;

·	Rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2.445 and 2.449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired; and

·	Alleged non-taxation of revenue from foreign exchange variations, determined as a result of successive reductions in the capital of the associated company.

On December 31, 2020, the balance of this provision was R$65,041 (R$63,291 in 2019). The Management of Braskem, based on its assessment and of its external legal advisors. Management estimates the administrative procedures will conclude in 2023 and the court decisions in 2030.

Guarantees were offered for court claims in the form of bank guarantee and finished products, which, together, cover the amount of claims.

(iii)	ICMS - interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment of ICMS in view of allegedly committing the following violations:

·	Undue use of ICMS tax credits in the amount of R$58,164, due to the recording of credits indicated in the invoices for the sale of “acrylonitrile,” “methyl acrylate” and “methyl methacrylate,” issued by Acrinor Acrilonitrila do Nordeste S/A and Proquigel Química S/A, since the products were to be exported, and were therefore exempt from payment of ICMS tax;

·	The fine for the abovementioned tax offense corresponds to 100% of the principal value recorded, as per Article 527, item II, sub-item “j” jointly with paragraphs 1 and 10 of RICMS/SP;

·	Fine in the amount of 30% on R$480,389, which corresponds to the sum of the amounts indicated in tax documents whose outflow of goods was not identified by the tax authority, entered based on the provisions of Article 527, item IV, sub-item “b” jointly with paragraphs 1 and 10 of RICMS/SP; and

·	Fine due to lack of presentation of tax documents requested under a specific deficiency notice, as per Article 527, item IV, sub-item “j” jointly with paragraphs 8 and 10 of RICMS/SP.

After ending the discussions in the administrative sphere in 2015 with the partial reduction in contingency, the Company proposed lawsuits to continue the discussion.

On December 31, 2020, the balance of this provision was R$305,747 (R$297,456 in 2019). The Management of Braskem, based on its assessment and of its external legal advisors. Management estimates the legal procedures will conclude in 2026.

These lawsuits are secured by a guarantee insurance.

(c)	Corporate claims

It is an ordinary collection claim combined with a request for damages for losses, in which a former shareholder requests the payment of dividends and a share bonus arising from the class "A" preferred shares of the dissolved company Salgema Indústrias Químicas S.A.

Once the claims were granted, the amount effectively owed by Braskem began to be calculated. During this phase, the judge recognized that dividends and bonus related to the years prior to 1987 had become time-barred. However, the Alagoas State Court of Appeals reviewed the decision to include that the amounts related to such period also were owed by Braskem. Against the decision, Braskem filed a Special Appeal with the Superior Court of Justice (“STJ”), which was partially granted. Currently, the Company awaits the decision of the STJ regarding the merits of the appeal (i.e., the time-barring of the right of the shareholder to receive dividends for said period).

On December 31, 2020, Braskem recognized a provision for a possible negative ruling of R$66,957 (R$64,305 in 2019).

(d)	Changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2018	177,751	607,079	111,049	69,438	965,317

Additions, monetary adjustments and exchange variation	322,102	98,618	7,436	11,465	439,621
Payments	(83,189)	(6,348)		(3,918)	(93,455)
Reversals	(101,227)	(27,261)		(31,471)	(159,959)

December 31, 2019	315,437	672,088	118,485	45,514	1,151,524

Additions, inflation adjustments and exchange variation	140,386	130,302	10,242	32,207	313,137
Payments	(42,174)	(21,649)		(9,166)	(72,989)
Reversals	(133,583)	(88,006)	(2,670)	(16,326)	(240,585)

December 31, 2020	280,066	692,735	126,057	52,229	1,151,087

24.2	Claims and contingent liabilities with possible chance of loss

	Note	2020	2019

Tax claims	(a)	11,911,746	6,199,283
Civil claims - Alagoas	26	796,712	33,973,320
Civil claims - Other	(b)	708,120	769,126
Labor claims	(c)	663,448	642,229
Environmental claims	(d)	507,973	166,897
Social security claims	(e)	326,730	29,830
Other lawsuits	(f)	530,927	350,016
Total		15,445,656	42,130,701

(a)	Tax

IR and CSL – Exchange variation on naphtha imports

In December 2017 and December 2020, the Company received a tax deficiency notice related to the disallowance of exchange variation expenses between the due date of commercial invoices and the effective payment of obligations related to naphtha imports, related to calendar years 2012 and 2015, respectively. Regarding calendar year 2012, disallowances led to the adjustment of tax losses and social contribution tax loss carryforwards. For 2015, a tax credit was registered accompanied by a qualified fine corresponding to 150% of the amount of the tax deficiency notice.

The tax deficiency notice issued in December 2020 also resulted in partial disallowance of the cost of naphtha imported from its subsidiary abroad, in an amount corresponding to the profit margin calculated by the subsidiary in the naphtha resale operations, carried out in 2014 and 2015.

The adjusted amount as of December 31, 2020 of said uncertain tax treatment is approximately R$1 billion.

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that: i) the probability of loss is possible given the regularity of using trading in import operations; the exchange variation expense is accessory to the principal and, therefore, deductible; fluctuations in exchange rates are not predictable; there are errors in the calculation of the subsidiary’s profit margin; ii) the administrative proceedings will be concluded in 2026.

ICMS – Credit reversal on output with tax deferral

In July and December 2020, the Company was notified, by the State of Alagoas, due to the lack of ICMS tax payment arising from the alleged lack of reversal of the tax credited in operations prior to outflows with tax deferral.

On December 31, 2020, the adjusted value of these cases was R$569 million.

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that: i) the probability of loss is possible due to court precedents and evidence produced; and that the deferral is not a tax benefit and the establishment notified does not receive incentives, therefore the credit reversal is not necessary (whose maintenance, in addition, is assured by the legislation in force on said date); ii) the administrative proceedings should be concluded by 2025.

Tax on Financial Operations (“IOF”)

The Company was a party to claims for the collection of IOF tax debits in administrative proceedings and lawsuits, which claimed: (i) non-payment of IOF on operations relating to Advances for Future Capital Increase (AFAC) and checking accounts conducted by the merged companies Quattor Participações S.A. and Quattor Química S.A., which were considered loans by Brazilian Federal Revenue; and (ii) requirement to pay IOF/credit on fund transfers and receipts between the Company and CPN Incorporated through a checking account contract and the single cash management related to the period from May 2002 to April 2004.

In April 2020, the administrative decision that deemed invalid the claim discussing the characterization of loans in AFAC operations and checking accounts became final and unappealable, reducing this contingency by R$108 million. On December 31, 2020, the updated value of the remaining claims related to the topic corresponded to R$59 million.

The external legal advisors of the Company estimate that the administrative proceedings should be concluded by 2027.

The Company offered guarantee that cover the full amount in litigation.

IRPJ and CSLL – Foreign earned income – Braskem America

In July 2020, the Company was notified by the Federal Revenue Service for not subjecting to taxation the income earned abroad by its subsidiary Braskem America Inc. in fiscal year 2015, given the nonconsideration of the tax credits obtained by this foreign subsidiary. The notification also involves allegations of undue offset of social contribution tax loss carryforwards for fiscal year 2016, due to the nonexistence of balances, given the disallowances arising from tax deficiency notices and the applications under tax amnesty programs.

At December 31, 2020, the updated amount of the taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards under said tax deficiency notice was R$279 million.

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that this administrative proceeding should be concluded by 2025.

IRPJ and CSLL – Foreign earned income – Braskem Holanda

The Company received a deficiency notice from Brazilian Federal Revenue Service, referring to fiscal years 2015 and 2016, stating its disagreement with the application of the Agreement between Brazil and the Netherlands to avoid double taxation, which establishes that profits earned by Dutch companies cannot be taxed in Brazil.

Braskem’s management, based on the assessment of its external legal advisors, understands that the profits earned by its subsidiary abroad are exempt from taxation in Brazil under Article 7 of said Agreement between Brazil and the Netherlands to avoid double taxation. It is pending in the administrative sphere. The updated amount as of December 31, 2020 of the uncertain tax treatment is approximately R$3.7 billion.

The administrative proceeding should be concluded by 2025.

PIS, COFINS: taxation of liability reductions settled in connection with the installment plan under Provisional Executive Order (“MP”) 470/09

The Company received notice for not applying to PIS and COFINS taxes the reductions for fines and interest, in view of the adoption of the installment plan offered under MP 470/09.

On December 31, 2020, the updated value of this proceeding amounted to R$892 million.

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that the probability of loss is possible, since the liability reductions arising from the amnesty and tax installment program, offered by the Federal Government, are not income taxable by PIS and COFINS and, even if so, should be considered financial income taxable, at the time, at a rate of zero.

The administrative proceeding should be concluded by 2021.

IR and CSL – Charges with goodwill amortization

The Company was served by the RFB for deducting amortization charges, from 2007 to 2013, relating to goodwill originated from acquisitions of shareholding interests in 2002. In that year, several business groups divested their petrochemical assets, which enables the consolidation of those petrochemical assets and consequently the formation of Braskem.

After definitive reductions made in the administrative instance, on December 31, 2020, the updated contingency is R$1 billion.

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that: (i) the probability of loss is possible, since the equity interests were acquired with effective payment, a business purpose and the participation of independent parties; (ii) these administrative proceedings should be concluded by 2022, while the only current court proceeding should be concluded by 2030.

The Company offered a performance bond that covers the total amount involved in the court proceeding.

Non-cumulative PIS and COFINS taxes

The Company received a deficiency notice from the RFB due to the use of non-cumulative PIS and COFINS tax credits in the acquisition of certain goods and services consumed in its production process.

The matters whose chance of loss is deemed as possible are mainly related to the following: (i) effluent treatment services; (ii) charges on transmission of electricity; (iii) freight for storage of finished products; (iv) extemporaneous credits from various acquisitions; and (v) property, plant and equipment. These matters have already been contested at the administrative and court level and comprise the period from 2006 to 2016.

On December 31, 2020, the amount under discussion of these notices is R$1.3 billion (R$1.2 billion in 2019).

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that: (i) the administrative proceedings should be concluded by 2025, while the lawsuits should be concluded by 2030; and (ii) in the event of an adverse ruling for the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. These estimates are based on the probability of loss of the Company's defense thesis, based on previous administrative and court precedents.

The Company offered a performance bond that covers the total amount involved in the only current court proceeding.

Income Tax (IR) and Social Contribution (CSL) – Unlimited offsetting

In December 2009 and March 2017, the Company received tax deficiency notices claiming that the methodology used to offset tax losses and tax loss carryforwards that failed to observe the limit of 30% of the Taxable Profit and Social Contribution calculation base when offsetting such liabilities with Corporate Income Tax and Social Contribution liabilities in merger operations, respectively, in November 2017 and August 2013.

On December 31, 2020, the updated value of the contingency amounted to R$352 million (R$348 million in 2019).

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that: (i) the probability of loss is possible for these proceedings, since the noncompliance with the 30% limit mentioned above was exclusively due to the last Corporate Income Tax Statements (DIPJ) submitted by the Company, which was dissolved due to its merger into Braskem S.A.; (ii) the court proceedings should be concluded by 2030.

The Company offered performance bonds that cover the total amount involved in the court proceeding.

ICMS

The Company is involved in many ICMS collection claims drawn up in the States of São Paulo, Rio de Janeiro, Rio Grande do Sul, Bahia, Pernambuco and Alagoas, which materialized in administrative and court proceedings. The matters assessed as possible losses include the following topics:

·	ICMS credit on the acquisition of assets that are considered by the Revenue Services as being of use and consumption. The Revenue Service understands that the asset has to be a physically integral part of the final product to give rise to a credit. Most of the inputs questioned do not physically compose the final product. However, the Judicial branch has a precedent that says that the input must not necessarily be an integral part of the finished product, and can be consumed in the production process.

·	ICMS credit arising from the acquisition of assets to be used in property, plant and equipment, which is considered by the Revenue Services as not being related to the production activity, such as laboratory equipment, material for the construction of warehouses, security equipment, etc.

·	internal transfer of finished products for an amount lower than the production cost;

·	omission of the entry or shipment of goods based on physical count of inventories;

·	lack of evidence that the Company exported goods so that the shipment of the goods is presumably taxed for the domestic market;

·	non-payment of ICMS on the sale of products subject to tax substitution method and credit from acquisitions of products subject to tax substitution;

·	fines for the failure to register invoices;

·	nonpayment of ICMS tax on charges related to the use of the electricity transmission system in operations conducted in the Free Market of the Electric Power Trading Chamber; and

·	usage of ICMS tax base below the level envisaged in legislation for internal transfers to another unit in the State of Alagoas of DCE (dichloroethane), between January 2013 and May 2016, which is a product that is not subject to deferral in such transactions. The payment represents 30% of the total contingency.

On December 31, 2020, the adjusted value of these proceedings was R$883 million (R$740 million in 2019).

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that: (i) these administrative proceedings are expected to be terminated in 2025, while the court proceedings are expected to be terminated in 2030; and (ii) in the event of an unfavorable decision to the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company’s defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered performance bonds that cover the total amount involved in the current court proceedings.

PIS and COFINS sundry

The Company is involved in collection actions related to PIS and COFINS assessments in the administrative and judicial courts, with possible probability of loss, which discuss the alleged undue offsetting of credits arising from other administrative proceedings and lawsuits, including: (i) Income Tax prepayments; (ii) FINSOCIAL; (iii) tax on net income (ILL); (iv) PIS-Decrees – Federal Laws 2.445 and 2.449; and (v) the COFINS tax arising from the undue payment or payment in excess.

On December 31, 2020, the adjusted amounts involved of these assessments total R$130 million.

The Management of Braskem, based on its assessment and of its external legal advisors, estimates that: (i) these judicial proceedings are expected to be terminated in 2024; and (ii) in the event of an unfavorable decision to the Company, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company’s defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered guarantees that cover the total amount involved in the current court proceedings.

IRRF, IR and CSL – Commission expenses

In December 2017, the Company received a tax deficiency notice from the Brazilian Federal Revenue arising from: (i) the disallowance of commission expenses paid by Braskem in 2011; (ii) the disallowance of commission expenses paid by Braskem Inc. in 2013 and 2014; (iii) lack of payment of withholding income tax (IRRF) on the payments referred to in the previous item; and (iv) the disallowance of advertising expenses incurred in 2013.

On December 31, 2020, the updated amount of taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards through said tax deficiency notice is R$139 million (R$133 million in 2019).

The assessment of possible loss in this claim is based on the following: (i) the expenses incurred in 2011 already are subject to the statute of limitations. Furthermore, the tax credit recognized by the Brazilian Federal Revenue considered the sum of the disallowances disputed in other administrative proceedings that are pending a final decision, which do not belong in the claim in question; (ii) the expenses incurred by Braskem INC already were paid by the Company itself, which led only to the reduction of its tax loss backlog, without the need to pay additional taxes; (iii) the IRRF claimed by the Brazilian Federal Revenue aims to reach a taxpayer located abroad, which as such is not subject to Brazilian tax law; and (iv) the disallowed advertising expenses are related to the Company’s business activities.

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that this administrative proceeding should be concluded by 2022.

Isolated fine – failure to ratify DCOMPS

In 2016 through 2020, the Company received notifications of individual fines imposed due to the use of credits from: (i) non-cumulative PIS/COFINS taxes; (ii) negative balances of IRPJ/CSLL taxes; (iii) REINTEGRA credits; and iv) other credits, for offsets not approved by the Brazilian Federal Revenue.

On December 31, 2020, the updated value of these deficiency notices amounted to R$345 million (R$289 million in 2019).

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that: (i) the probability of loss is possible, due to favorable court precedents, especially in the judicial sphere; (ii) these administrative proceedings should be concluded by 2025, while the only current lawsuit should be concluded by 2030.

The Company offered a performance bond that covers the total amount involved in the judicial proceeding.

IRPJ/CSLL – Negative Balance – Offset

The Company claims, at the administrative and judicial levels, that RFB denies offsets seeking to settle federal taxes with credits arising from negative balance of IRPJ and CSLL.

On December 31, 2020, the updated value of the taxes whose offset was not approved amounted to R$182 million (R$196 million in 2019).

Braskem’s Management, based on its evaluation and that of its external legal advisors, estimates that: (i) the probability of loss is possible, given the court precedents and the evidence produced in records; (ii) the administrative proceedings should be concluded by 2024, while the court proceedings should be concluded by 2023.

The Company offered guarantees that cover the total amount involved in the current court proceedings.

PIS and COFINS – DCide-Fuels Tax Offset

The Company is a party to lawsuits claiming PIS and COFINS tax liabilities arising from their offset using Cide-Fuels tax credits, as authorized under Federal Law 10.336/2001.

On December 31, 2020, the adjusted value of these cases was R$116 million.

Braskem’s Management, based on its evaluation and of its external legal advisors, estimates that this proceeding should be concluded by 2030.

The Company offered guarantee that cover the total amount involved in the current court proceedings.

Foreign exchange gains and deduction of interest paid to related parties – Braskem Mexico

In November 2020, the Mexican Tax Administration Services issued their observations from the tax audit performed for the fiscal year 2016 on Braskem México Proyectos S.A. de C.V., SOFOM ENR, regarding two matters: (i) the calculation of foreign exchange gains; and (ii) the deduction of interest paid to foreign related parties.

The tax audit observation letter received from the tax authority is not a tax assessment nor a conclusion of the audit inspection procedures. Management, based on its assessment and of its external legal advisors, considers that there are reasonable arguments for defending the methodology applied, which is in accordance with the applicable tax rules. The updated amount as of December 31, 2020 of said uncertain tax treatment is R$96.1 million.

(b)	Civil

Excess weight

Public-Interest Civil Action filed by the Federal Prosecution Office in Brasilia (“MPF”), with the objective of holding the company liable for damages caused to federal roads by trucks carrying excess weight, involving the amount of R$61.8 million at December 31, 2020 (R$61.2 million in 2019). The action seeks to indemnify the country for collective pecuniary damages and pain and suffering. A decision was rendered in the principal case denying all claims made by the MPF. The case is awaiting judgment of appeal filed by MPF at the STJ.

Caustic soda transportation

The Company is the defendant in civil lawsuits filed by the owner of a former distributor of caustic soda and by the shipping company that provided services to this former distributor. The claimants seek indemnity for damages related to the alleged non-performance of the distribution agreement by the Company.

In June 2020, the parties entered into an agreement in which Braskem undertakes to pay, as indemnification, the amount of R$7.4 million (R$65.8 million in 2019). The agreement was approved and paid in October 2020 and, for such reason, said proceedings were concluded.

Resale of solvents

In January 2017, the Company became defendant in a civil lawsuit filed by former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is pending judgment. On December 31, 2020, the claims prepared by the other party amounted to R$222.8 million (R$204.6 million in 2019).

The risk of this claim is assessed as possible.

Recourse action of insurer

Action for indemnity filed by the insurer of a client of the Company. The insurer seeks, in recourse, reimbursement for the amount paid to the client under the insurance agreement entered into with the client, whose amount adjusted as of December 31, 2020 is R$84.9 million (R$77.7 million in 2019). According to the Insurer, the losses sustained by the client, reimbursed by the insurer, allegedly were caused by products supplied by Braskem outside of specifications. The action is pending judgment.

Hashimoto Public-Interest Civil Action

The Public-Interest Civil Action was filed in June 2018 by the São Paulo State Public Prosecutor’s Office against the Company and other firms that operate in the Capuava Petrochemical Complex, claiming the reparation and/or remediation of environmental damages supposedly arising from the emission of pollutants into the air, as well as the joint judgement of companies that comprise said complex seeking environmental moral damages in the inflation-adjusted amount of R$144.4 million (R$126.5 million in 2019). Braskem filed its defense in December 2020. The defense of the other defendants and the subsequent decision of the judge is pending.

The Management of Braskem, based on its assessment and of its external legal advisors, believes that the lawsuit possibly will be dismissed within a period of eight years.

(c)	Environmental

Public-Interest Civil Action filed in September 2011 by the Local Government of the city Ulianópolis in Pará State against Braskem and other companies, claiming reparation and/or remediation of environmental damages allegedly resulting from the delivery of waste to the company CBB, which had not disposed of it properly, polluting an area of the Municipality of Município de Ulianópolis, as well as the joint and several liability of these companies for the payment of indemnification for environmental damage in the adjusted amount of approximately R$277 million. The companies filed their defense and the judge’s decision is pending.

Management of Braskem, based on its assessment and of its external legal advisors, believes that the lawsuit possibly will be dismissed within a period of eight years.

(d)	Social security

In 2012, the Company withdrew sponsorship of the plans Petros Copesul and Petros PQU, whose private pension entity was Petros, remaining the obligation established under the Sponsorship Withdrawal Instrument to pay the mathematical reserves of Members, pursuant to Complementary Law 109/2001, which was met in 2015. However, after the payment, several beneficiaries filed individual and collective action regarding various claims, such as: (i) Difference of the Individual Withdrawal Fund; (ii) Change in base date; (iii) age limiter; (iv)

90% of supplementation; (vi) Return of Contributions; (vii) Difference in Savings Account Reserve; (viii) Objection against legality of Sponsorship Withdrawal.

Currently, this portfolio is composed of 801 (771 in 2019) active cases deemed as possible in terms of financial contingency, representing an estimated disbursement of R$326.7 million (R$29.4 million in 2019).

(e)	Other lawsuits

Incentivized Preferred Shares

The Company currently is subject to the liquidation of an award related to a lawsuit filed in 1988, whose decision required Polialden Petroquímica S.A., a company merged into Braskem, to pay certain non-controlling shareholders that hold preferred shares in Polialden the distribution of the remaining net profit of the company.

The liquidation of award aims to determine the value of the dividends to be paid in accordance with the terms of the decision. The process is awaiting the start of the expert evidence.

This plaintiff is split into several matters. The Company recorded a provision of R$16.9 million for matters whose possibility of an outflow of resources is probable. The ones whose chance of loss is assessed as possible amounted to R$206.4 million.

Social security – hazardous agents

The Company is a party to other administrative proceedings and lawsuits, which claim: (i) payments related to tax-deficiency notices for additional contribution for Occupational Accident Risk (“RAT”) to fund the special retirement plan due to the alleged exposure of workers to hazardous agents; as well as financial penalty for not disclosing it in GFIP (from April 1999 to February 2006); (ii) the assessment of premium for RAT in view of workers’ alleged exposure to hazardous agents (noise and carcinogenic agents) in the period from January 2016 to July 2018; and (iii) the claim in a tax foreclosure, of said additional payment for RAT, related to periods from November 2000 to January 2001 and from November 2001 to June 2002.

After the new tax notice received in May 2020, the total amount of these proceedings on December 31, 2020 is approximately R$182 million (R$47 million in 2019).

Braskem’s Management, based on its assessment and that of its external legal advisors, estimates that the probability of loss is possible and the administrative proceedings should be concluded by 2024, while the only current court proceeding should be concluded by 2028.

No deposit or any other type of guarantee for the proceedings still pending in the administrative instance have been made, and the only lawsuit is secured by a guarantee insurance.

24.3	Class action

On August 25, 2020, an action was filed against Braskem and some of its current and former executives in the US District Court for the District of New Jersey, in the United States, on behalf of an alleged class of investors who acquired Braskem's shares between March 21, 2019 and July 8, 2020. The action is grounded in the U.S. Securities Exchange Act of 1934 and its rules, based on allegations that the defendants made false statements or omissions related to the geological event in Alagoas. On January 15, 2021, the Court named two plaintiffs to act as lead plaintiffs in the action. On April 28, 2021, the lead plaintiffs of the action filed a consolidated complaint with its initial arguments. The Company engaged a specialized US-based law office to represent it in the class action.

Braskem’s Management, based on its assessment and that of its external legal advisors, and given the initial phase of the potential class action mentioned above, it is not possible at the moment to reliably estimate the potential amount involved.

Braskem cannot reliably predict the future developments of this matter or the expenses arising from it, including rates and costs in solving the dispute. The Company may be named as a defendant in other legal actions.

24.4	Contingent assets

Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the Company’s control. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain, an asset is recognised in the financial position statement because that asset is no longer considered contingent.

(i)	Compulsory loans Eletrobrás – Centrais Elétricas Brasileiras S.A.

The compulsory loan in favor of Eletrobrás was established by Federal Law 4.156/62, to finance the energy industry and remained effective until 1993. It was collected through the energy bills of industrial consumers with monthly consumption equal to or higher than 2000kwh and, after successive amendments to the law, the reimbursement, plus compensatory interest of 6% per year, was extended to 20 years, which can be anticipated through conversion of credits into shares issued by Eletrobrás.

Between 2001 and 2009, the companies merged into Braskem S/A filed proceedings seeking the recovery of amounts related to differences in the inflation adjustment of the compulsory loan, interest on arrears and compensatory interest and other related payments.

The Company obtained a favorable final and unappealable decision in the cases of the merged companies Alclor Química de Alagoas Ltda., Companhia Alagoas Industrial – Cinal, Companhia Petroquímica do Sul S.A. – Copesul and Trikem S. A., which are in the execution phase, discussing the amounts to be effectively returned. The cases of the merged companies Ipiranga Petroquímica S.A., Petroquímica Triunfo Ltda. and Quattor Química S.A are in the cognizance phase.

The term, form and amount to be realized are still uncertain, so it is not possible to determine the amount to be received and, for such reason, the asset does not meet the conditions to be recorded in the financial statements.

(ii)	Exclusion of ICMS from the PIS and COFINS calculation basis

The main federal tax credit refers to the exclusion of ICMS from the PIS/COFINS calculation basis. The Company and its merged companies filed various lawsuits claiming recognition of the right to exclude ICMS from the calculation base for PIS and COFINS and the consequent repetition of undue payment. The oldest period of the lawsuit dates back to 1991. In 2020, the final and unappealable decisions of the lawsuit filed by Braskem S.A. itself and of another lawsuit filed originally by a merged company were certified. As a result of these decisions, during 2020, the amount of R$438,044 (R$2,048,782 in 2019) related to surpluses of PIS and COFINS taxes were recognized, of which R$310,557 was recorded under “Other operating income (expenses)” (R$1,904,206 in 2019) and R$127,488 under “Financial income” (R$207,582 in 2019).

Of the total tax credit recorded by the Company related to this topic, since 2019, R$2,067,215 already has been offset. On December 31, 2020, the balance was R$1,002,605, recorded under current assets. The balance on December 31, 2019 was R$2,350,817 (current assets of R$783,199 and non-current assets of R$1,567,618).

With regard to the lawsuits with final and unappealable decisions, certain decisions involve expressly the credit calculation criteria, while others were more generic, only determining the exclusion of this tax. The Company, assisted by specialized third party consulting firm, proceeded with the measurement of these tax credits, basically considering the amount of ICMS stipulated on the sales invoices and other tax information on the accessory obligations to ensure the consistency of the calculations, grounded in the legal opinion.

The Company has other lawsuits about the same topic that are still pending a final and unappealable decision. The oldest period of these lawsuits pending decisions dates back to 1999. On December 31, 2020, the Company estimates future recognition of R$2 billion.